Document and Entity Information	3 Months Ended
Sep. 30, 2017
Document And Entity Information
Entity Registrant Name	EnzymeBioSystems
Entity Central Index Key	0001471968
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Sep. 30, 2017
Entity Filer Category	Smaller Reporting Company